Earnings Per Share - Calculation of Basic and Diluted EPS as Well as Reconciliation of Basic Shares to Diluted Shares (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net (loss) income per common share:
Basic	$ (1.69)	$ 3.25	$ 2.27
Diluted	(1.69)	3.23	2.27
Dividends declared per common share	$ 1.00	$ 0.25	$ 0
Numerator:
Net (loss) income	$ (57)	$ 106	$ 74
Denominator:
Weighted-average number of common shares outstanding	33.8	32.5	32.4
Dilutive options and awards	0.0	0.3	0.0
Dilutive weighted-average number of common shares outstanding	33.8	32.8	32.4